Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2015:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,348	$(581)	$767
Client relationships	1,856	(927)	929
Completed technology	2,960	(1,397)	1,563
Patents/trademarks	335	(142)	193
Other*	44	(10)	35
Total	$6,543	$(3,057)	$3,487

* Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2014:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,375	$(679)	$696
Client relationships	2,208	(1,271)	937
Completed technology	2,831	(1,533)	1,298
Patents/trademarks	374	(214)	161
Other*	18	(6)	12
Total	$6,806	$(3,702)	$3,104

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2015:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2016	$426	$760	$1,185
2017	256	650	906
2018	85	492	577
2019	—	338	338
2020	—	240	240

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2015	Additions	Adjustments	Divestitures	Adjustments*	2015
Global Business Services	$4,555	$74	$0	$(1)	$(232)	$4,396
Global Technology Services	3,530	694	0	—	(90)	4,133
Software	21,000	1,413	(2)	(25)	(741)	21,644
Systems Hardware	1,472	410	0	—	(33)	1,848
Total	$30,556	$2,590	$(3)	$(26)	$(1,096)	$32,021

*Primarily driven by foreign currency translation.

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2014	Additions	Adjustments	Divestitures	Adjustments**	2014
Global Business Services*	$4,855	$—	$0	$(52)	$(248)	$4,555
Global Technology Services*	3,608	11	21	(2)	(108)	3,530
Software	21,121	430	(17)	(19)	(516)	21,000
Systems Hardware	1,601	—	—	(110)	(19)	1,472
Total	$31,184	$442	$4	$(183)	$(891)	$30,556

* Reclassified to conform with 2015 presentation with $469 million reclassified from GTS to GBS at December 31, 2014 for Global Process Services.
**Primarily driven by foreign currency translation.